Expense Example	Oct. 28, 2025 USD ($)
DGI Balanced Fund | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
DGI Balanced Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
DGI Balanced Fund | Class NT
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
DGI Balanced Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	517
Expense Example, with Redemption, 3 Years	867
Expense Example, with Redemption, 5 Years	1,241
Expense Example, with Redemption, 10 Years	2,288
DGI Balanced Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	346
Expense Example, with Redemption, 3 Years	856
Expense Example, with Redemption, 5 Years	1,392
Expense Example, with Redemption, 10 Years	2,858
DGI Balanced Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
DGI U.S. Government Money Market Fund | Class A Withholding
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	3,866
DGI U.S. Government Money Market Fund | Class A Non-Withholding
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	3,866
DGI U.S. Government Money Market Fund | Class I Non-Withholding
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	3,832
DGI U.S. Government Money Market Fund | Class I Withholding
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	$ 3,832